Retained earnings	12 Months Ended
Sep. 30, 2023
Retained earnings
Retained earnings

24.    Retained earnings

	2023	2022	2021
	$'000	$'000	$'000
At 1 October	(207,140)	(272,215)	(486)
Profit/(Loss) for the year	(70,393)	65,075	(271,729)
At 30 September	(277,533)	(207,140)	(272,215)